Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended
		Jan. 31, 2019	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017
Revenues
Net interest revenue	[1]	$ 10,544		$ 8,308
Fee-based and other revenue		68		54
Total revenue		9,998		9,375
Operating expenses
Employee compensation and benefits		2,852		2,560
Provision for income taxes		503		1,040
Net income	[2]	$ 2,410		$ 2,353
Earnings per share - basic (Canadian dollars)		$ 1.27		$ 1.24
Earnings per share - diluted (Canadian dollars)		$ 1.27		$ 1.24
TD Ameritrade [member]
Revenues
Net interest revenue			$ 497		$ 351
Fee-based and other revenue			1,506		1,247
Total revenue			2,003		1,598
Operating expenses
Employee compensation and benefits			419		528
Other			532		643
Total operating expenses			951		1,171
Other expense (income)			24		42
Pre-tax income			1,028		385
Provision for income taxes			230		8
Net income			$ 798		$ 377
Earnings per share - basic (Canadian dollars)			$ 1.42		$ 0.66
Earnings per share - diluted (Canadian dollars)			$ 1.41		$ 0.66

[1]	Includes $8,685 million and $7,101 million, for the three months ended January 31, 2019 and January 31, 2018, respectively, which have been calculated based on the effective interest rate method (EIRM). Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.